Derivative Warrants Liability (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	May 31, 2018	Apr. 30, 2017	May 31, 2019	May 31, 2018	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017
Proceeds from warrants						$ 1,374,470	$ 27,000
Stock issued during the period, shares			125,000					81,432
Estimated fair value of warrant liability						$ 752,309	$ 28,525	$ 1,063,745	$ 259,716
Warrants exercised						2,477,500	4,730,906
Ordinary shares for a cash consideration				$ 361,250
Holders [Member]
Warrants exercise price increase					$ 0.5
Warrants exercise price decrease					$ 0.4
Warrants exercised	722,500			722,500							1,665,000
Warrants exercised, value	$ 361,250			$ 361,250							$ 666,000
Derivative warrant liability		$ 297,200			$ 297,200
Warrant [Member]
Stock issued during the period, shares							600,000		4,518,406	3,106,000
Estimated fair value of warrant liability		$ 297,200			$ 297,200
Warrants exercise price increase		$ 0.5
Warrants exercise price decrease		$ 0.4
Derivative warrant liability								$ 166,500
Warrant percentage	25.00%
Warrants exercised	722,500
Warrant [Member] | Holders [Member]
Warrants exercised		1,665,000			1,665,000
Warrants exercised, value		$ 666,000			$ 666,000						$ 599,400
Warrant [Member] | Convertible Bridge Loans Transactions [Member]
Stock issued during the period, shares						80,000
Private Placement [Member]
Proceeds from warrants							$ 19,655		$ 244,000	$ 168,000
Private Placement [Member] | Convertible Bridge Loans Transactions [Member]
Proceeds from warrants						$ 205,075